NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Ayr Wellness Inc. (formerly Ayr Strategies Inc.) (“Ayr” or “the Corporation”) is a vertically-integrated cannabis multi-state operator in the U.S., with a portfolio in Massachusetts, Nevada, and Pennsylvania. Through its operating companies, Ayr is a leading cultivator, manufacturer, and retailer of cannabis products and branded cannabis packaged goods, and provides operational and service support to licensed cannabis companies. The Corporation was previously a special purpose acquisition corporation (“SPAC”) which was incorporated for the purpose of effecting an acquisition of one or more businesses or assets, by way of a merger, amalgamation, arrangement, share exchange, asset acquisition, share purchase, reorganization, or any other similar business combination involving the Corporation, referred to as the Corporation’s “Qualifying Transaction”. The Corporation had only one operating segment, cannabis sales, during the year ended December 31, 2020. As the Corporation has experienced rapid growth operating segments will be further analyzed and are subject to future change. The Corporation is a reporting issuer in each of the provinces and territories of Canada.

The Corporation was incorporated on July 31, 2017 under the Business Corporations Act (Ontario) and continued on May 24, 2019 into British Columbia under the Business Corporations Act (British Columbia) in connection with its Qualifying Transaction. The registered office of the Corporation is located at 666 Burrard Street, Suite 1700, Vancouver, British Columbia V6C 2X8. The head office of the Corporation is located at 590 Madison Avenue, 26th Floor, New York, New York, 10022.

For information on the Corporation’s initial public offering, please refer to the Corporation’s final non-offering prospectus dated February 15, 2019 and the Corporation’s management information circular dated February 19, 2019.

On September 12, 2018, the Corporation incorporated a wholly owned subsidiary in Nevada, United States, named CSAC Holdings Inc., to facilitate the proposed Qualifying Transaction. On September 17, 2018, CSAC Holdings Inc. incorporated a wholly owned subsidiary in Nevada, United States, named CSAC Acquisition Inc. (“CSAC AcquisitionCo”).

On May 24, 2019, the Corporation completed its Qualifying Transaction, including through operational and service agreements, of the target businesses of Washoe Wellness, LLC (“Washoe”), The Canopy NV, LLC (“Canopy”), Sira Naturals, Inc. (“Sira”), LivFree Wellness, LLC (“LivFree”) and CannaPunch of Nevada LLC (“CannaPunch”), which collectively constituted its Qualifying Transaction (collectively, the “Qualifying Transaction”). For more information regarding the Qualifying Transaction, view the December 31, 2019 audited financial statements.

The Corporation’s subordinate, restricted, and limited voting shares (“Subordinate Voting Shares”), warrants (“Warrants”), and rights (“Rights”) are trading on the Canadian Stock Exchange (the “CSE”), under the symbols “AYR.A”, “AYR.WT” and “AYR.RT”, respectively. The Corporation’s Subordinate Voting Shares are also trading on the Over-the-Counter Market (“OTC”) in the United States under the symbol “AYRWF”. The Corporation originally traded on the OTC under the symbol “AYRSF”, however, that changed on December 4, 2020 to AYRWF.